LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of components of operating lease costs
	December 31,
	2022	2021

Operating lease cost	21	6
Total lease costs	21	6

Schedule of supplemental balance sheet information related to operating leases
	December 31,
	2022	2021

Operating lease ROU assets	37	55
Operating lease liabilities, current	19	19
Operating lease liabilities, long-term	15	38
Weighted average remaining lease term (in years)	1.75	2.75
Weighted average discount rate	7.85%	7.85%

Schedule of future lease payments under operating leases
December 31,
2022

2023	21
2024	15
Total undiscounted lease payments	36
Less: imputed interest	(2)
Present value of lease liabilities	34